UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2003

             Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one):

[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Federated Investment Counseling

Address:  Federated Investors Tower
                1001 Liberty Avenue
                 Pittsburgh, PA  15222-3779

Form 13F File Number:  28-1454

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lisa J. Ling
Title:  Assistant Vice President and Compliance Officer
Phone:  (412) 288-6399

Signature, Place, and Date of Signing:
/s/Lisa J. Ling   Pittsburgh, PA          August 12, 2003




Report Type (Check only one):

[  ]  13F HOLDING REPORT.

[ X ] 13F NOTICE.

[  ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:  28-5680

Name:  Federated Investors, Inc.